UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment:         ; Amendment Number:
                              ---                     --
  This Amendment (Check only one.)      is a restatement.
                                    ---
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Grand-Jean Capital Management, Inc.
Address:    One Market - Steuart Tower
            Suite 2600
            San Francisco, CA  94105

Form 13F File Number:   28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven Grand-Jean
Title:      President
Phone:      (415) 512-8512

Signature, Place and Date of Signing:



/s/Steven Grand-Jean                San Francisco, CA       May 12, 2009


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         27

Form 13F Information Table Value Total:         65,976 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




NAME OF ISSUER          TITLE OF            VALUE                SH/   PUT/  INV.     OTHER
                        CLASS    CUSIP      X1000     SHARES     PRN   CALL  DISC.    MGR          VOTING AUTH
                                                                                             SOLE        SHR    NONE

Abbott Labs             COM      002824100  732       15,350     SH          Sole            15,350
American Tower Corp     COM      029912201  6,403     210,409    SH          Sole            210,409
Amgen Incorporated      COM      031162100  961       19,400     SH          Sole            19,400
Arch Capital            COM      G0450A105  5,900     109,537    SH          Sole            109,537
Arch Capital Gp A Pfd   COM      G0450A147  2,539     127,927    SH          Sole            127,927
Berkshire Hathaway B    COM      84670207   7,295     2,587      SH          Sole            2,587
Burlington Northern     COM      12189T104  4,279     71,145     SH          Sole            71,145
Santa Fe
ChevronTexaco Corp      COM      166764100  213       3,171      SH          Sole            3,171
Cisco Systems Inc.      COM      17245R102  2,319     138,295    SH          Sole            138,295
Citigroup Inc           COM      172967101  127       50,000     SH          Sole            50,000
Comcast Corp Class A    COM      20030N101  3,711     272,075    SH          Sole            272,075
Crown Holdings Inc      COM      228368106  6,298     227,100    SH          Sole            227,100
Enterprise Prod         COM      293792107  634       28,500     SH          Sole            28,500
Partners LP
Exxon Mobil Corp        COM      30231G102  1,283     18,840     SH          Sole            18,840
General Electric        COM      369604103  126       12,477     SH          Sole            12,477
Gunther International   COM      403203102  4         10,000     SH          Sole            10,000
LTD
International Business  COM      459200101  274       2,832      SH          Sole            2,832
Machines
Johnson & Johnson       COM      478160104  474       9,010      SH          Sole            9,010
Common
Knology Inc             COM      499183804  1,266     307,353    SH          Sole            307,353
Kraft Foods Inc         COM      50075N104  3,409     152,958    SH          Sole            152,958
Microsoft Inc           COM      594918104  2,959     161,055    SH          Sole            161,055
Pepsico Inc             COM      713448108  6,288     122,141    SH          Sole            122,141
Procter & Gamble Co     COM      742718109  619       13,136     SH          Sole            13,136
Town Sports             COM      89214A102  577       192,903    SH          Sole            192,903
International Holding
Washington Post Co Cl B COM      939640108  3,391     9,495      SH          Sole            9,495
Williams Pipeline Ptnrs COM      96950K103  700       42,500     SH          Sole            42,500
XTO Energies Inc.       COM      98385x106  3,195     104,350    SH          Sole            104,350



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